Segment information and revenue - Segments and Principal activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segments and principal activities
Revenue	¥ 4,464,002	¥ 4,132,357	¥ 3,312,290
Cost of revenue	(2,828,986)	(2,695,706)	(2,068,834)
Gross profit	1,635,016	1,436,651	1,243,456
Research and development expenses	(1,417,691)	(1,353,018)	(1,173,290)
Selling and marketing expenses	(411,356)	(588,380)	(629,488)
General and administrative expenses	(824,711)	(841,685)	(834,917)
Net impairment losses on financial and contract assets	(33,639)	(72,229)	(134,519)
Other income, gains or loss-net	70,818	13,921	58,432
Operating loss	(981,563)	(1,404,740)	(1,470,326)
Finance income	14,709	28,823	77,237
Finance costs	(37,173)	(76,637)	(150,363)
Finance costs - net	(22,464)	(47,814)	(73,126)
Share of (losses)/gain of associate and joint venture - net	24,852	9,946	(7,802)
Impairment charges on associates	(10,998)
Loss before income tax	(990,173)	(1,442,608)	(1,551,254)
ASSETS
Segment Assets	7,827,262	8,368,228	10,031,535
Goodwill	289,161	289,161	289,161
Deferred tax assets	765,959	683,218	564,562	¥ 423,786
Total assets	8,882,382	9,340,607	10,885,258
LIABILITIES
Segment Liabilities	5,599,131	5,495,664	5,579,895
Deferred tax liabilities	5,196	9,861	20,080	¥ 33,291
Total liabilities	5,604,327	5,505,525	5,599,975
Other segment information
Depreciation of property and equipment	119,309	135,975	138,531
Amortization of intangible assets	162,121	302,774	282,697
Additions of non-current assets except for goodwill and deferred income tax assets	144,477	246,047	303,826
Virtual Bank Business
Segments and principal activities
Revenue	106,540	34,320	3,177
Cost of revenue	(56,716)	(37,748)	(20,953)
Gross profit	49,824	(3,428)	(17,776)
Research and development expenses	(18,276)	(33,192)	(27,395)
Selling and marketing expenses	(41,408)	(38,042)	(18,622)
General and administrative expenses	(114,546)	(99,796)	(106,291)
Net impairment losses on financial and contract assets	(10,616)	(1,250)	(712)
Other income, gains or loss-net	(544)	91	7,440
Operating loss	(135,566)	(175,617)	(163,356)
Finance costs	(354)	(310)	(546)
Finance costs - net	(354)	(310)	(546)
Loss before income tax	(135,920)	(175,927)	(163,902)
ASSETS
Segment Assets	2,851,885	2,032,344	1,026,918
Total assets	2,851,885	2,032,344	1,026,918
LIABILITIES
Segment Liabilities	2,093,126	1,459,125	511,105
Total liabilities	2,093,126	1,459,125	511,105
Other segment information
Depreciation of property and equipment	13,191	14,195	8,273
Amortization of intangible assets	26,909	20,356	10,720
Additions of non-current assets except for goodwill and deferred income tax assets	45,737	44,107	63,997
Technology Solutions.
Segments and principal activities
Revenue	4,360,546	4,098,734	3,353,903
Cost of revenue	(2,775,354)	(2,658,655)	(2,092,671)
Gross profit	1,585,192	1,440,079	1,261,232
Research and development expenses	(1,399,415)	(1,319,826)	(1,145,895)
Selling and marketing expenses	(369,948)	(550,338)	(610,866)
General and administrative expenses	(710,165)	(741,889)	(728,626)
Net impairment losses on financial and contract assets	(23,023)	(70,979)	(133,807)
Other income, gains or loss-net	71,362	13,830	50,992
Operating loss	(845,997)	(1,229,123)	(1,306,970)
Finance income	14,709	28,823	77,237
Finance costs	(36,819)	(76,327)	(149,817)
Finance costs - net	(22,110)	(47,504)	(72,580)
Share of (losses)/gain of associate and joint venture - net	24,852	9,946	(7,802)
Impairment charges on associates	(10,998)
Loss before income tax	(854,253)	(1,266,681)	(1,387,352)
ASSETS
Segment Assets	6,330,769	7,377,469	9,822,814
Goodwill	289,161	289,161	289,161
Deferred tax assets	765,959	683,218	564,562
Total assets	7,385,889	8,349,848	10,676,537
LIABILITIES
Segment Liabilities	3,521,957	4,097,004	5,129,511
Deferred tax liabilities	5,196	9,861	20,080
Total liabilities	3,527,153	4,106,865	5,149,591
Other segment information
Depreciation of property and equipment	106,118	121,780	130,258
Amortization of intangible assets	135,212	282,418	271,977
Additions of non-current assets except for goodwill and deferred income tax assets	98,740	201,940	239,829
Intersegment eliminations and adjustments
Segments and principal activities
Revenue	(3,084)	(697)	(44,790)
Cost of revenue	3,084	697	44,790
ASSETS
Segment Assets	(1,355,392)	(1,041,585)	(818,197)
Total assets	(1,355,392)	(1,041,585)	(818,197)
LIABILITIES
Segment Liabilities	(15,952)	(60,465)	(60,721)
Total liabilities	¥ (15,952)	¥ (60,465)	¥ (60,721)